Long-lived Assets (Property And Equipment, net) by Geographic Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 105,496	$ 98,488	$ 101,410
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	102,420	94,996	96,920
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	254	315	348
Korea
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	11	23	1,645
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	2,770	3,117	2,447
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 41	$ 37	$ 50